Document And Entity Information	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Trading Symbol	SURP
Entity Registrant Name	SurePure, Inc.
Entity Central Index Key	0001452176
Entity Filer Category	Smaller Reporting Company